Foreign Exchange Gain (loss) and Other Income (Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Foreign Exchange Gain (loss) and Other Income (Expenses)
Gain (loss) on derivative financial instruments	$ 32.7	$ (6.0)
Foreign exchange gain (loss)	4.3	(14.7)
Other income (expenses)	(0.3)
Total	36.7	(20.7)
Foreign exchange loss	6.1	1.8
Unrealized foreign exchange gain	$ 10.4
Unrealized foreign exchange loss		$ 12.9